Government Grant	9 Months Ended
Jun. 30, 2026
Government Grant [Abstract]
Government Grant

14. GOVERNMENT GRANT

During fiscal year 2023, the Company was awarded a government grant by the state of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. During the nine months ended June 30, 2026 and 2025, €0.6 million and €1.9 million of cash from the state of Mecklenburg-Vorpommern was received, respectively. Both cash receipts were recorded as a reduction of Other current assets.